INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Income Tax Disclosure [Abstract]
Statutory rate	17.00%	17.00%	17.00%
Tax benefit at statutory rate	$ 101,427	$ 46,500	$ 38,400
Foreign tax rate differential	(22,110)	(41,357)	(45,985)
Change in valuation allowance	(85,719)	(10,746)	(30,595)
Unrecognized tax benefits	(7,570)	1,332	3,455
Tax credits carryforward		2,797	0
Tax credits carryforward	(1,730)
Other	(2,250)	2,100	2,534
(Provision for) benefits from income taxes	$ (17,952)	$ 626	$ (32,191)